Commitments and contingencies (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	SFr 24,374	SFr 607,161
Office lease expense	118,337	192,957	SFr 148,039
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	24,374	161,110
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	SFr 0	SFr 446,051